UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-10335

          BlackRock New Jersey Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New Jersey Municipal Income Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock New Jersey Municipal Income Trust (BNJ)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—148.2%
			Multi-State—12.8%
			Charter Mac Equity Issuer Trust,
A3	$ 7,000	[3]	Ser. A-2, 6.30%, 6/30/49	No Opt. Call	$ 7,343,420
Baa1	2,500	[3]	Ser. B-1, 6.80%, 11/30/50	No Opt. Call	2,657,875
			MuniMae TE Bond Subsidiary, LLC,
A3	3,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	3,147,180
Baa1	2,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	2,139,100

					15,287,575

			New Jersey—109.3%
A+	8,340	[4]	Cherry Hill Twnshp. GO, 5.00%, 7/15/11	N/A	8,772,179
			Econ. Dev. Auth. RB,
BBB	5,000		Cigarette Tax, 5.75%, 6/15/34	06/14 @ 100	5,258,100
B	3,450		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,568,370
B	2,000		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	2,086,420
BBB-	2,630		First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,660,245
NR	500		First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	511,105
NR	855		First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	873,998
BBB-	4,050		First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	4,281,984
Baa3	5,000		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	5,752,700
A+	2,000		Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,126,140
BBB	2,000		Sld. Wst., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	2,068,440
Aaa	1,920		Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	2,032,109
Baa3	2,500		Econ. Dev. Auth. SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,957,175
			Edl. Facs. Auth. RB,
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	1,059,980
BBB-	2,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	2,192,740
BBB-	3,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,244,140
BBB+	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,331,046
AAA	12,600		Garden St. Presvtn. Trust RB, Open Space & Farmland Presvtn. Proj.,
			Ser. B, Zero Coupon, 11/01/26, FSA	No Opt. Call	4,785,228
			Hlth. Care Fac. Fin. Auth. RB,
A	4,500		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	4,715,190
A+	3,000		Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	3,118,770
A2	10,000		Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	10,481,400
Baa1	1,960		So. Jersey Hosp. Proj., 6.00%, 7/01/26	07/12 @ 100	2,052,002
Baa1	5,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	5,775,330
			Middlesex Cnty. Impvt. Auth. RB,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34	07/11 @ 100	1,457,484
NR	5,000		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	5,085,300
AAA	4,470		New Brunswick Apts. Rental Hsg. Proj., 5.30%, 8/01/35	08/12 @ 100	4,559,579
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth. RB, Amerada Hess, 6.05%, 9/15/34	09/14 @ 100	2,702,325
Aaa	1,920		Newark Hlth. Care Fac. RB, New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	06/12 @ 102	2,029,786
AAA	8,000		Port Auth. of NY & NJ RB JFK Intl. Air Terminal, 5.75%, 12/01/22, MBIA	12/07 @ 102	8,328,480
BBB	13,000		Tobacco Settlement Fin. Corp. RB, 6.125%, 6/01/42	06/12 @ 100	13,774,800
			Trenton Pkg. Auth. RB,
AAA	5,465		5.00%, 4/01/25, FGIC	04/11 @ 100	5,631,682
AAA	1,500		5.00%, 4/01/30, FGIC	04/11 @ 100	1,537,470
			Vineland GO,
AAA	1,500		5.30%, 5/15/30, MBIA	05/10 @ 101	1,560,840
AAA	1,500		5.375%, 5/15/31, MBIA	05/10 @ 101	1,564,335

					130,936,872

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Puerto Rico—26.1%
			Hsg. Fin. Corp., Home Mtg. RB,
AAA	$ 2,590		Ser. A, 5.20%, 12/01/33	06/11 @ 100	$ 2,623,540
AAA	2,590		Ser. B, 5.30%, 12/01/28	06/11 @ 100	2,617,247
AAA	3,500	[4]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	3,770,130
			Pub. Bldgs. Auth. RB,
BBB	4,765	[4]	Gov't. Facs., Ser. D, 5.25%, 7/01/12	N/A	5,106,698
BBB	1,735		Gov't. Facs., Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,780,075
AAA	5,000		Ser. D, Zero Coupon, 7/01/31, AMBAC	07/17 @ 100	3,936,950
			Pub. Fin. Corp. RB,
Aaa	4,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	4,250,560
Aaa	7,040	[4]	Ser. E, 5.75%, 2/01/07	N/A	7,111,738

					31,196,938

			Total Long-Term Investments (cost $166,712,977)		177,421,385

	Shares
	(000)

			MONEY MARKET FUND—4.1%
NR	4,850		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $4,850,000)	N/A	4,850,000

			Total Investments—152.3% (cost $171,562,9775)		$182,271,385
			Other assets in excess of liabilities—1.0%		1,238,625
			Preferred shares at redemption value, including dividends payable—(53.3)%		(63,822,020)

			Net Assets—100%		$119,687,990

[1]	Using the highest of Standard & Poor’s, Moody’s Investment Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 12.8% of its net assets, with a current market value of $15,287,575, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Cost for Federal income tax purposes is $171,520,121. The net unrealized appreciation on a tax basis is $10,751,264, consisting of $10,751,264 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	SA	—	Special Assessment
GO	—	General Obligation	SO	—	Special Obligation

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New Jersey Municipal Income Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006